Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	€ 101,847	€ 248,584
Restricted cash	342	342
Short-term investments	25,225	45,000
Tax receivable	6,774	498
Prepaid expenses and other current assets	11,032	8,669
Total Current Assets	187,927	353,204
Property and equipment, net	10,079	13,075
Operating lease right-of-use assets	42,273	45,028
Investments & other assets	9,176	8,409
Intangible assets, net	75,614	89,949
Goodwill	0	181,927
TOTAL ASSETS	325,069	691,592
Current liabilities:
Accounts payable	17,930	19,941
Income taxes payable	2,087	12,325
Deferred revenue	1,176	1,689
Payroll liabilities	2,619	2,454
Accrued expenses and other current liabilities	9,874	8,675
Operating lease liability	2,301	4,538
Total Current Liabilities	35,987	49,622
Operating lease liability	38,434	40,729
Deferred income taxes	26,549	30,050
Other long-term liabilities	9,075	9,455
Commitments and contingencies (Note 13)
Stockholders' equity:
Treasury stock at cost - Class A shares, nil and 20,000,000 shares, respectively	0	(19,960)
Reserves	681,333	863,987
Contribution from Parent	122,307	122,307
Accumulated other comprehensive income	75	54
Accumulated deficit	(737,832)	(554,596)
Total stockholders' equity	215,024	561,736
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	325,069	691,592
Class A common stock
Stockholders' equity:
Common stock	6,655	7,458
Class B common stock
Stockholders' equity:
Common stock	142,486	142,486
Related Party
Current assets:
Accounts receivable, net of allowance for credit losses of €936 and €418, respectively	19,094	24,432
Accounts receivable, related party	19,094	24,432
Nonrelated Party
Current assets:
Accounts receivable, net of allowance for credit losses of €936 and €418, respectively	23,613	25,679
Accounts receivable, related party	€ 23,613	€ 25,679